CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY BALANCE SHEETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 43,623,588	$ 45,284,308	$ 49,098,841
Prepayments and other current assets	5,522,853	9,200,238
Total current assets	87,127,092	130,399,278
Total assets	93,554,436	142,627,909
Current liabilities
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIEs and VIE's subsidiary without recourse to the Group of US$ 122,915 and US$223,106 as of December 31, 2020 and 2021, respectively)	3,857,671	5,038,861
Amounts due to related parties	8,535,164	9,400,708
Total current liabilities	63,891,668	61,110,666
Total liabilities	64,667,810	63,074,235
Commitments and contingencies (Note 29)
Shareholders' equity:
Accumulated other comprehensive (loss)/income	(1,522,824)	4,037,628
Accumulated deficit	(88,510,247)	(32,855,049)
Total ECMOHO Limited shareholders' equity	28,916,388	79,553,674
Total liabilities and shareholders' equity	93,554,436	142,627,909
Class A Ordinary Shares
Shareholders' equity:
Ordinary Shares	$ 1,335	$ 693
Common stock, par value	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares authorized	4,924,849,600	4,924,849,600		4,880,496,457
Common stock, shares issued	133,581,883	69,361,883
Common stock, shares outstanding	133,581,883	69,361,883
Class B Ordinary Shares
Shareholders' equity:
Ordinary Shares	$ 594	$ 714
Common stock, par value	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares authorized	71,355,616	71,355,616		75,150,400
Common stock, shares issued	59,355,616	71,355,615
Common stock, shares outstanding	59,355,616	71,355,615
ECMOHO LIMITED
Current assets
Cash and cash equivalents	$ 35,701,882	$ 37,473,282
Prepayments and other current assets	59,115,105	39,954,153
Total current assets	94,816,987	77,427,435
Investments in subsidiaries, VIEs and VIEs' subsidiary		10,671,658
Total assets	94,816,987	88,099,093
Current liabilities
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIEs and VIE's subsidiary without recourse to the Group of US$ 122,915 and US$223,106 as of December 31, 2020 and 2021, respectively)	14,353,300	4,441,419
Amounts due to related parties	3,572,500	3,850,000
Total current liabilities	17,925,800	8,291,419
Deficit of investments in subsidiaries, VIEs and VIEs' subsidiary	47,974,799
Total liabilities	65,900,599	8,291,419
Commitments and contingencies (Note 29)
Shareholders' equity:
Additional paid in capital	118,947,530	108,369,688
Accumulated other comprehensive (loss)/income	(1,522,824)	4,291,628
Accumulated deficit	(88,510,247)	(32,855,049)
Total ECMOHO Limited shareholders' equity	28,916,388	79,807,674
Total liabilities and shareholders' equity	94,816,987	88,099,093
ECMOHO LIMITED | Class A Ordinary Shares
Shareholders' equity:
Ordinary Shares	$ 1,335	$ 693
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	4,924,849,600	4,924,849,600
Common stock, shares issued	133,581,883	69,361,883
Common stock, shares outstanding	133,581,833	69,361,883
ECMOHO LIMITED | Class B Ordinary Shares
Shareholders' equity:
Ordinary Shares	$ 594	$ 714
Common stock, par value	$ 0.00001
Common stock, shares authorized	71,355,616	71,355,616
Common stock, shares issued	59,355,616	71,355,615
Common stock, shares outstanding	59,355,616	71,355,615